August 18, 2025

CONFIDENTIAL SUBMISSION VIA EDGAR

Draft Registration Statement

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F. Street, N.E.

Washington, D.C. 20549

Re:	Actuate Therapeutics, Inc.

Draft Registration Statement on Form S-3

Ladies and Gentlemen:

On behalf of our client, Actuate Therapeutics, Inc. (the “Company”), we are submitting a draft registration statement on Form S-3 (the “Registration Statement”) via EDGAR to the Securities and Exchange Commission (the “SEC”) for confidential non-public review pursuant to the enhanced accommodations for issuers submitting draft registration statements announced by the Division of Corporation Finance on March 3, 2025. The Registration Statement submitted herewith relates to the Company’s shelf registration statement for the sale of the Company’s securities in one or more offerings.

The Company undertakes to publicly file the Registration Statement and non-public draft submissions (i) only once deemed eligible for use of Form S-3, which eligibility is anticipated to occur beginning on September 1, 2025, and (ii) at least two business days prior to the requested effective time and date of the Registration Statement.

If you have any questions or comments concerning this submission or require any additional information, please do not hesitate to call me at (216) 861-7564. Please send any electronic correspondence to my e-mail address (jspreen@bakerlaw.com).

Very truly yours,

/s/ Janet A. Spreen

Janet A. Spreen

cc: Daniel Schmitt, President and Chief Executive Officer, Actuate Therapeutics, Inc.